Transaction Accounting Adjustments - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Effective income tax rate	0.00%	0.00%
Common Class A [Member] | AnHeart [Member]
Change in Accounting Estimate [Line Items]
Stock issued during the period new issues asset acquisition	27,646,255	27,646,255
In Process Research and Development [Member] | AnHeart Therapeutics Ltd Historical [Member]
Change in Accounting Estimate [Line Items]
Consideration allocated	$ 418.8
Acquired Assembled Workforce [Member] | AnHeart Therapeutics Ltd Historical [Member]
Change in Accounting Estimate [Line Items]
Consideration allocated	$ 3.0